Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Due from Related Parties

Amount due from (to) as of June 30, 2026 are summarized as follows:

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€92,059	€92,059
Long-term investment	-	-	122,725	122,725
Trade receivables	-	-	5,727,247	5,727,247
Total	€-	€-	€5,942,031	€5,942,031

Amount due from (to) as of December 31, 2025 are summarized as follows:

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€35,118	€35,118
Long-term investment	-	-	291,810	291,810
Trade receivables	-	-	10,116,959	10,116,959
Total	€-	€-	€10,443,887	€10,443,887

Schedule of Due to Related Parties

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(851,661)	€(823)	€(852,484)
Advance Payment	-	-	(2,548,151)	(2,548,151)
Total	€-	€(851,661)	€(2,548,974)	€(3,400,635)

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(1,020,746)	€(822)	€(1,021,568)
Advance Payment	-	-	(1,840,395)	(1,840,395)
Trade payable	-	(67,154)	-	(67,154)
Total	€-	€(1,087,900)	€(1,841,217)	€(2,929,117)

Schedule of Transactions with Related Parties

Transactions with related parties during the six months ended June 30, 2026 and 2025 were summarized as follows:

Six Months Ended June 30, 2026

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Sales	€-	€-	€7,186,691	€7,186,691
*Services received	-	197,255	-	197,255
Total	€-	€(197,255)	€7,186,691	€6,989,436

*	Comprised of selling and administrative – related parties of €101,744, salaries and benefits – related parties of €69,063 (including stock-based compensation of €67,220 from RSU) and interest expense – related parties of €26,448.

Six Months Ended June 30, 2025

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Sales	€-	€-	€410,342	€410,342
*Services received	-	521,698	-	521,698
Total	€-	€(521,698)	€410,342	€(111,356)

*	Comprised of selling and administrative – related parties of €356,912, salaries and benefits – related parties of €124,159 (including stock-based compensation of €63,682 from RSU) and interest expense – related parties of €40,627.